Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income

Note 10. Comprehensive Income

The following table provides the components of comprehensive income, net of tax, for 2011, 2010 and 2009.

(in millions)	2011	2010	2009
Net income	$279	$329	$263
Foreign currency translation adjustment	(61)	(31)	81
Postretirement benefit plans:
Prior service cost from plan amend, net of tax benefit of $0, $1 and $0	—	(2)	(1)
Net actuarial gain (loss), net of tax benefit of $15, $2 and $2	(59)	(4)	(3)
Amortization of:
Net actuarial loss, net of tax of $1, $0 and $0	1	1	—
Prior service costs, net of tax	1	1	1

Comprehensive income	$161	$294	$341

Accumulated other comprehensive income is comprised of the following:

(in millions)	2011	2010
Cumulative foreign currency translation adjustment	$288	$73
Postretirement benefit plans	(166)	(36)

Total	$122	$37